Segment Information - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) Segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | Segment	2
Long-lived assets, Total	$ 3,487	$ 3,307
UNITED STATES
Segment Reporting Information [Line Items]
External sales	2,469	2,269	$ 2,122
Long-lived assets, Total	1,863	1,733
Long-lived intangible assets from acquisition goodwill	1,595	1,476
Exports from U.S. to other Regions
Segment Reporting Information [Line Items]
External sales	$ 527	$ 459	$ 488
Customer Concentration Risk | Sales | GM
Segment Reporting Information [Line Items]
Percentage of sales to individuals	12.00%	14.00%	14.00%
Customer Concentration Risk | Sales | Renault
Segment Reporting Information [Line Items]
Percentage of sales to individuals	12.00%	11.00%	11.00%
Customer Concentration Risk | Sales | Ford
Segment Reporting Information [Line Items]
Percentage of sales to individuals	10.00%	11.00%	11.00%